As filed with the Securities and Exchange Commission on February 14, 2007.

File No. 033-23126

File No. 811-08075

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 20
to Registration Statement No. 033-23126

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 59

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001

(Address of Depositor’s Principal Executive Offices)

1-413-788-8411

(Depositor’s Telephone Number, including Area Code)

Stephen L. Kuhn

Senior Vice President, Secretary and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts – 01111-0001

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on March 16, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of the Rule 485.

If appropriate, check the following box:

☒	this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be March 16, 2007.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 19 to Registration Statement No. 033-23126 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 21, 2006. The contents of Post-Effective Amendment No. 19 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Mary Katherine Johnson, have reviewed this Post-Effective Amendment No. 20 to Registration Statement No. 033-23126 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ MARY KATHERINE JOHNSON
Mary Katherine Johnson
Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 20 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to Registration Statement No. 033-23126 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 14th day of February, 2007.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ STUART H. REESE*
Stuart H. Reese, Chairman, President
and Chief Executive Officer
Massachusetts Mutual Life Insurance Company

/s/ Stephen L Kuhn	On February 14, 2007, as Attorney-in-Fact pursuant to
*Stephen L. Kuhn	powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to Registration Statement No. 033-23126 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ STUART H. REESE* Stuart H. Reese	Chairman, President and Chief Executive Officer (Principal Executive Officer)	February 14, 2007

/s/ MICHAEL T. ROLLINGS* Michael T. Rollings	Executive Vice President and Chief Financial Officer	February 14, 2007

/s/ NORMAN A. SMITH* Norman A. Smith	Corporate Vice President and Controller	February 14, 2007

/S/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	February 14, 2007

/s/ JAMES R. BIRLE* James R. Birle	Director	February 14, 2007

/s/ GENE CHAO* Gene Chao	Director	February 14, 2007

/s/ JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	February 14, 2007

/S/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	February 14, 2007

/s/ JAMES L. DUNLAP* James L. Dunlap	Director	February 14, 2007

/s/ WILLIAM B. ELLIS* William B. Ellis	Director	February 14, 2007

/S/ ROBERT ESSNER* Robert Essner	Director	February 14, 2007

/s/ ROBERT M. FUREK* Robert M. Furek	Director	February 14, 2007

/s/ CAROL A. LEARY* Carol A. Leary	Director	February 14, 2007

/s/ WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	February 14, 2007

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	February 14, 2007

/S/ MARC RACICOT* Marc Racicot	Director	February 14, 2007

/s/ STEPHEN L. KUHN *Stephen L. Kuhn	On February 14, 2007, as Attorney-in-Fact pursuant to powers of attorney

February 14, 2007

United States Securities and Exchange Commission

Office of Insurance Products (Mail Stop 5-6)

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N. E.

Washington, D.C. 20549-0506

Re:	Post-Effective Amendment No. 20 to Registration Statement on Form N-6

Massachusetts Mutual Variable Life Separate Account I: 811-08075

Registration Statement File No. 033-23126

Class (Contract) Identifier: C000027260

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, please find enclosed, on behalf of the above-named Registrant, Post-Effective Amendment No. 20 to its Registration Statement on Form N-6. The sole purpose for this Post-Effective Amendment is to delay the effective date of Post-Effective Amendment No. 19 to Registration Statement No. 033-23126 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 21, 2006.

Please contact me if you have any questions regarding this matter. I may be reached at (860) 562-2418.

Sincerely,

/s/ MARY KATHERINE JOHNSON
Mary Katherine Johnson
Counsel
Massachusetts Mutual Life Insurance Company